Leases (Schedule of Leases Liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance	₪ 759	₪ 830
Additions, changes in agreements and evaluation	133	204
Deductions for ended agreements	(7)	(19)
Financing expenses	25	24
Business combination	14
Payments for lease	(253)	(280)
Balance	671	759	830
Current maturities of liabilities for leases	214	226
Liabilities for long-term leases	457	533
Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	571	622
Additions, changes in agreements and evaluation	94	141
Deductions for ended agreements	(6)	(18)
Financing expenses	21	19
Business combination
Payments for lease	(168)	(193)
Balance	512	571	622
Current maturities of liabilities for leases	135	148
Liabilities for long-term leases	377	423
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	152	183
Additions, changes in agreements and evaluation	8	30
Deductions for ended agreements
Financing expenses	3	4
Business combination	13
Payments for lease	(63)	(65)
Balance	113	152	183
Current maturities of liabilities for leases	56	61
Liabilities for long-term leases	57	91
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	36	25
Additions, changes in agreements and evaluation	31	33
Deductions for ended agreements	(1)	(1)
Financing expenses	1	1
Business combination	1
Payments for lease	(22)	(22)
Balance	46	36	₪ 25
Current maturities of liabilities for leases	23	17
Liabilities for long-term leases	₪ 23	₪ 19